                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2002

Check here if Amendment [    ];  Amendment Number: ____________
   This Amendment  (Check only one.):  [  ] is a restatement.
                                       [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      North Fork Bank
Address:   Attn: Timothy Treble, VP
           275 Broadhollow Road
           Melville, NY 11747



Form 13F File Number:  28-07112

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Timothy Treble
Title:      Vice President
Phone:      (631) 844-1009

Signature, Place, and Date of Signing:

/s/   Timothy Treble                 Melville, NY                 4/30/02
--------------------------         --------------------         ------------
        [Signature]                   [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:   None

                            FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                 0
                                            --------

Form 13F Information Table Entry Total:           97
                                            --------

Form 13F Information Table Value Total:     $ 93,961
                                            --------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.     Form 13F File Number          Name

            28 -

                                NORTH FORK BANK
                                     TRUST
                     SCHEDULE 13F WORKSHEET - March 31, 2002


                                                            VALUE    SHARES/  SH/  PUT/  INVSTMT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS     CUSIP    (X$1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS    SOLE   SHARED    NONE
-----------------------------------------------------------------------------------------------------------------------------------
AT&T CORP                      COM              001957109     207      13234   SH        SOLE                  8336    4798     100
ABBOTT LABS                    COM              002824100     350       6660   SH        SOLE                  6025     635       0
ALLIANCE ALL MARKET ADVANTAGE  COM              01852M108     256      12465   SH        SOLE                 11705       0     760
ALLIANCE CAP MGMT HLDG LP      UNIT             01855A101    1643      35430   SH        SOLE                 31460     560    3410
AMERICAN EXPRESS CO            COM              025816109     501      12245   SH        SOLE                 11695     375     175
AMERICAN EXPRESS CO            COM              025816109     339       8284   SH        DEFINED                 50    8234       0
AMERICAN INTL GROUP INC        COM              026874107    1254      17393   SH        SOLE                 16535     150     708
AMERICAN WTR WKS INC           COM              030411102     903      20635   SH        SOLE                 18935     600    1100
AMERICAN WTR WKS INC           COM              030411102     442      10100   SH        DEFINED               9700     400       0
AON CORP                       COM              037389103     224       6420   SH        SOLE                  6295       0     125
BP PLC                         SPONSORED ADR    055622104     692      13051   SH        SOLE                 11027     444    1580
BANK OF AMERICA CORPORATION    COM              060505104     308       4531   SH        SOLE                  3931       0     600
BANK ONE CORP                  COM              06423A103     223       5350   SH        SOLE                  5350       0       0
BAXTER INTL INC                COM              071813109     545       9170   SH        SOLE                  8575     200     395
BECKMAN COULTER INC            COM              075811109    1129      22130   SH        SOLE                 21830       0     300
BECTON DICKINSON & CO          COM              075887109     310       8225   SH        SOLE                  7225       0    1000
BELLSOUTH CORP                 COM              079860102     476      12920   SH        SOLE                 12620     300       0
BOEING CO                      COM              097023105     280       5810   SH        SOLE                  5260       0     550
BRISTOL MYERS SQUIBB CO        COM              110122108     966      23872   SH        SOLE                 18702     370    4800
BRISTOL MYERS SQUIBB CO        COM              110122108     354       8750   SH        DEFINED               7600    1150       0
CEDAR FAIR L P                 DEPOSITORY UNIT  150185106     803      33802   SH        SOLE                 27572    3300    2930
CHEVRONTEXACO CORP             COM              166764100    1652      18309   SH        SOLE                 15613     242    2454
CHEVRONTEXACO CORP             COM              166764100     202       2248   SH        DEFINED               1216    1032       0
CISCO SYS INC                  COM              17275R102     476      28140   SH        SOLE                 26120     700    1320
CITIGROUP INC                  COM              172967101    2957      59727   SH        SOLE                 56533    1274    1920
CITIGROUP INC                  COM              172967101     226       4579   SH        DEFINED               2687    1892       0
COCA COLA CO                   COM              191216100     282       5408   SH        SOLE                  5408       0       0
COLGATE PALMOLIVE CO           COM              194162103    2187      38280   SH        SOLE                 35995     975    1310
COMPUTER ASSOC INTL INC        COM              204912109     283      12967   SH        SOLE                   667       0   12300
DOMINION RES INC VA NEW        COM              25746U109     297       4568   SH        SOLE                  3928     241     399
DOW CHEM CO                    COM              260543103     664      20305   SH        SOLE                 18880       0    1425
EXXON MOBIL CORP               COM              30231G102    6274     143196   SH        SOLE                135871    1615    5710
EXXON MOBIL CORP               COM              30231G102    1941      44297   SH        DEFINED              29646   14651       0
FEDERAL NATL MTG ASSN          COM              313586109     464       5820   SH        SOLE                  5625       0     195
FEDERATED INVS INC PA          CL B             314211103     577      17851   SH        SOLE                 14351     800    2700
FORD MTR CO DEL                COM PAR $0.00    345370860    1104      66995   SH        SOLE                 62770     533    3692

                                NORTH FORK BANK
                                     TRUST
                     SCHEDULE 13F WORKSHEET - March 31, 2002


                                                            VALUE    SHARES/  SH/  PUT/  INVSTMT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS     CUSIP    (X$1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS    SOLE   SHARED    NONE
-----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN RES INC               COM              354613101    3899      93043   SH        SOLE                 93043       0       0
GABELLI EQUITY TR INC          COM              362397101     162      14661   SH        SOLE                  6918       0    7743
GANNETT INC                    COM              364730101     453       5955   SH        SOLE                  5705     150     100
GENERAL ELEC CO                COM              369604103    4793     127987   SH        SOLE                121053    2180    4754
GENERAL ELEC CO                COM              369604103    1423      38022   SH        DEFINED              28825    9197       0
GENERAL MLS INC                COM              370334104    1683      34475   SH        SOLE                 32925     650     900
GENERAL MTRS CORP              COM              370442105     211       3497   SH        SOLE                  3497       0       0
HEINZ H J CO                   COM              423074103     415      10020   SH        SOLE                  8615       0    1405
HOME DEPOT INC                 COM              437076102     907      18672   SH        SOLE                 17172     700     800
HYPERION TOTAL RETURN FD INC                    449145101     184      20900   SH        SOLE                 15900    5000       0
INTEL CORP                     COM              458140100    1554      51133   SH        SOLE                 50478      75     580
INTERNATIONAL BUSINESS MACHS   COM              459200101    4219      40575   SH        SOLE                 36900     825    2850
INTERNATIONAL BUSINESS MACHS   COM              459200101     718       6910   SH        DEFINED               3785    3125       0
INTL PAPER CO                  COM              460146103     233       5420   SH        SOLE                  5020     125     275
J P MORGAN CHASE & CO          COM              46625H100    1046      29373   SH        SOLE                 11217     370   17786
JOHNSON & JOHNSON              COM              478160104    3275      50425   SH        SOLE                 45900    1150    3375
JOHNSON & JOHNSON              COM              478160104     225       3475   SH        DEFINED               1925    1550       0
JOHNSON CTLS INC               COM              478366107     970      10985   SH        SOLE                  9985     700     300
KEYCORP                        COM              493267108     341      12801   SH        SOLE                 11301       0    1500
KIMBERLY CLARK CORP            COM              494368103     394       6095   SH        SOLE                  5615       0     480
LIBERTY ALL-STAR EQUITY FND                     530158104     237      21583   SH        SOLE                 19143       0    2440
LUCENT TECHNOLOGIES INC        COM              549463107      47      10005   SH        SOLE                 10005       0       0
MELLON FINL CORP               COM              58551A108     716      18555   SH        SOLE                 16155       0    2400
MERCK & CO INC                 COM              589331107     693      12036   SH        SOLE                 11386     200     450
MERCK & CO INC                 COM              589331107     350       6094   SH        DEFINED                490    5604       0
MICROSOFT CORP                 COM              594918104    1713      28420   SH        SOLE                 26555     790    1075
MINNESOTA MNG & MFG CO         COM              604059105     246       2140   SH        SOLE                  2140       0       0
MORGAN STANLEY DEAN WITTER                      617446448     326       5692   SH        SOLE                  3292       0    2400
MOTOROLA INC                   COM              620076109     208      14685   SH        SOLE                 14335       0     350
NICOR INC                      COM              654086107     713      15662   SH        SOLE                 14532    1130       0
NORTH FORK BANCORPORATION NY   COM              659424105    3457      97265   SH        SOLE                 77991       0   19274
NUVEEN NY MUN VALUE FD         COM              67062M105     466      51325             SOLE                 51325       0       0
NUVEEN N Y INVT QUALITY MUN    COM              67062X101     498      34390             SOLE                 33800       0     590
NUVEEN NY SELECT QUALITY MUN   COM              670976109    2004     141863             SOLE                132338       0    9525
NUVEEN NY QUALITY INCM MUN F   COM              670986108     570      39775             SOLE                 39775       0       0
OPPENHEIMER MULTI-SECTOR INC   SH BEN INT       683933105    1666     194860   SH        SOLE                177760       0   17100

                                NORTH FORK BANK
                                     TRUST
                     SCHEDULE 13F WORKSHEET - March 31, 2002


                                                            VALUE    SHARES/  SH/  PUT/  INVSTMT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS     CUSIP    (X$1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS    SOLE   SHARED    NONE
-----------------------------------------------------------------------------------------------------------------------------------
PPG INDS INC                   COM              693506107     969      17660   SH        SOLE                 16650     475     535
PEPSICO INC                    COM              713448108     703      13659   SH        SOLE                 12229       0    1430
PFIZER INC                     COM              717081103    2599      65440   SH        SOLE                 61524     300    3616
PFIZER INC                     COM              717081103     523      13175   SH        DEFINED               5700    7475       0
PHARMACIA CORP                 COM              71713U102     416       9244   SH        SOLE                  8744     200     300
PHILADELPHIA SUBN CORP         COM PAR $0.00    718009608     319      13580   SH        SOLE                 13580       0       0
PHILIP MORRIS COS INC          COM              718154107    1729      32838   SH        SOLE                 31643     670     525
PROCTER & GAMBLE CO            COM              742718109     333       3700   SH        SOLE                  3300     400       0
SBC COMMUNICATIONS INC                          78387G103    1966      52538   SH        SOLE                 47058    1470    4010
SBC COMMUNICATIONS INC                          78387G103     365       9756   SH        DEFINED               4334    5422       0
ST PAUL COS INC                COM              792860108     518      11305   SH        SOLE                  9505       0    1800
SARA LEE CORP                  COM              803111103     365      17635   SH        SOLE                 17635       0       0
SCOTTS CO                      CL A             810186106     261       5705   SH        SOLE                  5705       0       0
SEARS ROEBUCK & CO             COM              812387108     330       6445   SH        SOLE                  5545       0     900
SUN MICROSYSTEMS INC           COM              866810104     112      12715   SH        SOLE                 11515       0    1200
SUNGARD DATA SYS INC           COM              867363103     764      23190   SH        SOLE                 22540       0     650
TELEFLEX INC                                    879369106     577      10565   SH        SOLE                 10565       0       0
UNITED PARCEL SERVICE INC      CL B             911312106     472       7775   SH        SOLE                  6985     200     590
VERIZON COMMUNICATIONS         COM              92343V104    2444      53044   SH        SOLE                 41198     314   11532
VERIZON COMMUNICATIONS         COM              92343V104     512      11111   SH        DEFINED               7193    3918       0
WAL MART STORES INC            COM              931142103    2602      42465   SH        SOLE                 39985     850    1630
WAL MART STORES INC            COM              931142103     240       3925   SH        DEFINED               1800    2125       0
WALGREEN CO                    COM              931422109     705      18010   SH        SOLE                 12510       0    5500
WASHINGTON MUT INC             COM              939322103     968      29226   SH        SOLE                 27226       0    2000
WELLS FARGO & CO NEW           COM              949746101     363       7365   SH        SOLE                  7190       0     175

GRAND TOTALS                                                93961    2534012                                2244398  102811  186803